Submission	Mar. 10, 2026
Submission [Line Items]
Central Index Key	0001789972
Registrant Name	Cullinan Therapeutics, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Securities 424I N/A	N/A